ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,243,500	$ 1,485,168	¥ 8,321,415
Due from subsidiaries	139,713	20,257	29,417
Other current assets	3,290,903	477,136	2,435,057
Total current assets	68,327,294	9,906,528	45,524,074
Non-current assets:
Total assets	108,662,182	15,754,538	72,983,487
Current liabilities:
Due to subsidiaries	0	0	15,863
Due to related parties	3,829	555
Total current liabilities	64,936,186	9,414,863	45,459,469
Convertible senior notes	1,070,699	155,237	1,098,736
Total liabilities	81,658,289	11,839,341	58,696,235
Shareholders' equity:
Ordinary shares (USD $0.00002 par value, 500,000,000 shares authorized, 193,770,753 and 204,135,029 shares issued as of December 31, 2021 and December 31, 2022, respectively, 190,824,913 and 201,189,189 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)	28	4	26
Additional paid-in capital	9,912,931	1,437,240	5,617,923
Accumulated other comprehensive loss	217,563	31,544	(154,375)
Treasury stock, at cost; 2,945,840 ordinary shares as of December 31, 2021 and December 31, 2022	(43,170)	(6,259)	(43,170)
Total shareholders' equity	16,337,235	2,368,677	11,049,781
Total liabilities and shareholders' equity	108,662,182	15,754,538	72,983,487
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	492,440	71,397	34,767
Due from subsidiaries	728,019	105,553	2,532,984
Due from related parties	3,454	501	3,454
Other current assets	1,671	242	1,562
Total current assets	1,225,584	177,693	2,572,767
Non-current assets:
Investments in subsidiaries	16,189,323	2,347,231	9,781,036
Due from subsidiaries - non current			1,262,124
Due from related parties - non current			3,292
Total assets	17,414,907	2,524,924	13,619,219
Current liabilities:
Due to subsidiaries			1,445,183
Due to related parties			2,500
Other current liabilities	6,973	1,011	13,377
Total current liabilities	6,973	1,011	1,461,060
Due to related parties - non-current			9,642
Convertible senior notes	1,070,699	155,237	1,098,736
Total liabilities	1,077,672	156,248	2,569,438
Shareholders' equity:
Ordinary shares (USD $0.00002 par value, 500,000,000 shares authorized, 193,770,753 and 204,135,029 shares issued as of December 31, 2021 and December 31, 2022, respectively, 190,824,913 and 201,189,189 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)	28	4	26
Additional paid-in capital	9,912,931	1,437,240	5,617,923
Accumulated other comprehensive loss	217,563	31,544	(154,375)
Treasury stock, at cost; 2,945,840 ordinary shares as of December 31, 2021 and December 31, 2022	(43,170)	(6,259)	(43,170)
Retained earnings	6,249,883	906,148	5,629,377
Total shareholders' equity	16,337,235	2,368,677	11,049,781
Total liabilities and shareholders' equity	¥ 17,414,907	$ 2,524,924	¥ 13,619,219